SCHEDULE OF COST REVENUES FROM RELATED PARTIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Cost of Revenue	$ 1,099,523	$ 797,524	$ 1,617,985	$ 1,527,267	$ 3,659,805	$ 1,673,367
Cost of revenue related parties					663,976	308,381
Cost of revenues from related parties			386,380	270,343
Dongguan Baxi Food Distribution Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			15,899	70,815
Dongguan Dalingshan Xinwenhua Drinking Water Store [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			43,759	24,540
Dongguan Pengqin Drinking Water Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			33,836	20,662
Dongguan Dengqinghu Drinking Water Store [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			1,475	7,855
Dongguan Tailai Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			34,519	26,328
Dongguan Anxiang Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			64,639	57,935
Guangdong Jiaduonuo Shengshi Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			64,565	52,065
Dongguan Dalingshan Runxin Drinking Water Store [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			16,312	10,143
Dongguan City Yijia Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues from related parties			$ 111,376
Dongguan Anxiang Technology Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue					56,598	57,426
Guangfong Jiaduonuo Shengshi Tradong Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue					109,936	21,641
Dongguan Baxi Food Distribution Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue					124,896	75,274
Dongguan Dalingshan Xinwenhua Drinking Water Store [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue					99,502	29,122
Dongguan Pengqin Drinking Water Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue					89,475	38,116
Dongguan Tailai Trading Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue					113,893	86,802
Dongguan Dalingshan Runxin Drinking Water Store [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Cost of Revenue					$ 69,676